Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of changes in liability for product warranty
Beginning balance	$ 1,777	$ 2,019
Provision for warranties issued during the year	3,381	2,807
Reduction for payments and costs to satisfy claims	(2,921)	(3,049)
Ending balance	$ 2,237	$ 1,777